Taxes on Income (Details 1) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Taxes on Income [Abstract]
Net operating losses carried forward	$ 4,579	$ 8,081
Intangibles and fixed assets	(32,895)	(35,834)
Differences in measurement basis (cash basis for tax purposes)	(1,571)	(4,298)
Other	9,301	11,324
Total	$ (20,586)	$ (20,727)